Research and Development Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	€ 83,028	€ 58,762
Personnel expenses
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	38,686
Certification and serial production
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	20,047
Contractor and consulting expenses
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	11,549
Testing component and material cost
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	4,594
Amortization and depreciation expenses
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	2,837
Other miscellaneous expenses
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	€ 5,315